Impact on Adoption of New IFRS - Summary of Classification and Measurement of Financial Instruments on Adoption of IFRS 9 (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value	$ 415,838		$ 394,142
Cash and cash equivalents	85,444	$ 99,829	99,829	$ 69,803	$ 41,854
Investment in fixed deposits	15,907		21,548
Investments in marketable securities and mutual funds	134,493		99,954
Trade receivables	73,872	71,462	71,388
Unbilled revenue	65,295		61,721
Funds held for clients	7,063	10,066	10,066
Prepayments and other assets	5,375		4,410
Other non-current assets	9,308		10,243
Derivative assets	19,081		14,983
IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value		394,142
IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value		394,142
Financial assets at amortized cost [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Cash and cash equivalents		99,829
Investment in fixed deposits		21,548
Trade receivables		71,388
Unbilled revenue		61,721
Funds held for clients		10,066
Prepayments and other assets		4,410
Other non-current assets		10,243
Fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value	136,570		102,166
Investments in marketable securities and mutual funds	134,493		99,954
Derivative assets	2,077		2,212
Fair value through profit or loss [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments in marketable securities and mutual funds		99,954
Derivative assets		2,212
Fair value through profit or loss [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		2,212
Financial assets at FVOCI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value	17,004		12,771
Derivative assets	$ 17,004		$ 12,771
Financial assets at FVOCI [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		12,771
Loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Cash and cash equivalents		99,829
Investment in fixed deposits		21,548
Trade receivables		71,388
Unbilled revenue		61,721
Funds held for clients		10,066
Prepayments and other assets		4,410
Other non-current assets		10,243
Available for sale [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments in marketable securities and mutual funds		99,954
Derivative designated as cash flow hedges (carried at fair value) [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		12,771
Financial assets at fair value, class [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value		394,142
Financial assets at fair value, class [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Total carrying value		394,142
Financial assets at fair value, class [member] | Financial assets at amortized cost [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Cash and cash equivalents		99,829
Investment in fixed deposits		21,548
Trade receivables		71,388
Unbilled revenue		61,721
Funds held for clients		10,066
Prepayments and other assets		4,410
Other non-current assets		10,243
Financial assets at fair value, class [member] | Fair value through profit or loss [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments in marketable securities and mutual funds		99,954
Derivative assets		2,212
Financial assets at fair value, class [member] | Fair value through profit or loss [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		2,212
Financial assets at fair value, class [member] | Financial assets at FVOCI [member] | IFRS9 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		12,771
Financial assets at fair value, class [member] | Loans and receivables [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Cash and cash equivalents		99,829
Investment in fixed deposits		21,548
Trade receivables		71,388
Unbilled revenue		61,721
Funds held for clients		10,066
Prepayments and other assets		4,410
Other non-current assets		10,243
Financial assets at fair value, class [member] | Available for sale [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Investments in marketable securities and mutual funds		99,954
Financial assets at fair value, class [member] | Derivative designated as cash flow hedges (carried at fair value) [member] | IAS 39 [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Derivative assets		$ 12,771